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                                   DECHERT LLP
                               1775 I STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                  July 5, 2007

Via Electronic Transmission

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re: The Kensington Funds
              File Nos. 333-103630 and 811-21316
              ----------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Kensington Funds and its separate investment series, the Kensington Global Infrastructure Fund (the "Fund"), that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Fund do not differ from those contained in Post-Effective Amendment No. 13 which was filed on June 28, 2007 and which became effective on June 29, 2007. The text of Post-Effective Amendment No. 13 was filed electronically.

     Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.


                                        Sincerely,

                                        /s/ Patrick W.D. Turley
                                        -----------------------
                                        Patrick W.D. Turley